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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4718

                         Van Kampen Tax Free Money Fund
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 3/31/06
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Item 1. Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN TAX FREE MONEY FUND

PORTFOLIO OF INVESTMENTS MARCH 31, 2006 (UNAUDITED)

 PAR                                                                         CURRENT
AMOUNT                                                          MATURITY      YIELD      AMORTIZED
 (000)                        Description                         Date     at 3-31-06       Cost
------                        -----------                       --------   ----------   -----------
         MUNICIPAL BONDS 98.3%
         7 DAY FLOATERS 80.7%
$400     American Pub Energy Agy NE Gas Supply Rev Proj Ser A   04/07/06      3.220%    $   400,000
 800     Broward Cnty, FL Ed Facs Auth City Coll Proj (LOC:
         Citibank)                                              04/07/06      3.170         800,000
 700     Charlotte, NC Ctfs Partn Convention Fac Proj Ser B
         Rfdg                                                   04/07/06      3.230         700,000
 660     Convention Ctr Auth RI Rev Ser A Rfdg (MBIA Insd)      04/07/06      3.170         660,000
 700     Franklin Cnty, TN Hlth & Ed Fac Univ of the South
         (LOC: SunTrust Bank)                                   04/07/06      3.180         700,000
 800     Fulton Cnty, GA Dev Auth Rev Pace Academy Inc Proj
         (LOC: Bank of America)                                 04/07/06      3.180         800,000
 800     Gibson Cnty, IN Pollutn Ctl Rev Toyota Mtr Mfg Proj
         Ser A                                                  04/07/06      3.220         800,000
 420     Illinois Hsg Dev Auth Multi-Family Rev Hsg Vlg
         Center Proj (LOC: Fifth Third Bank)                    04/07/06      3.170         420,000
 800     Maryland St Trans Auth Baltimore/Washington DC Arpt
         Ser A (LOC: State Street Bank & Trust)                 04/07/06      3.120         800,000
 520     Medical Ctr Hosp Auth GA Rev Adj Spring Harbor at
         Green Island (LOC: Bank of Scotland)                   04/07/06      3.170         520,000
 800     North Carolina Med Care Comm Hlth Sys Rev Mission St
         Josephs Rfdg                                           04/07/06      3.230         800,000
 700     North Miami, FL Ed Fac Rev Miami Cntry Day Sch Proj
         (LOC: Bank of America)                                 04/07/06      3.230         700,000
 775     Palm Beach Cnty, FL Rev Henry Morrison Flagler Proj
         (LOC: Northern Trust Co)                               04/07/06      3.210         775,000
 700     Pennsylvania St Tpk Comm Rev Ser A-2                   04/07/06      3.220         700,000
 675     Portland, OR Hsg Auth Rev New Mkt West Proj (LOC:
         Wells Fargo Bank)                                      04/07/06      3.190         675,000
 310     Quad Cities, IL Regl Econ Dev Auth IL Indl Dev Rev
         Seaberg Inds Inc Proj (LOC: Wells Fargo Bank)          04/07/06      3.390         310,000
 800     Texas St Mobility Fd Ser B                             04/07/06      3.140         800,000
 800     Utah Cnty, UT Hosp Rev IHC Hlth Svcs Inc Ser B         04/07/06      3.220         800,000
 800     Washington St Hsg Fin Comm Multi-Family Mtg Rev
         (LOC: Harris Trust & Savings Bank)                     04/07/06      3.220         800,000
                                                                                        -----------
         TOTAL 7 DAY FLOATERS                                                            12,960,000
                                                                                        -----------
         DAILY VARIABLE RATE SECURITIES 1.3%
 200     Atlanta, GA Wtr & Wastewtr Rev Ser C (FSA Insd)        04/01/06      3.150         200,000
                                                                                        -----------
         TOTAL DAILY VARIABLE RATE SECURITIES (A)                                           200,000
                                                                                        -----------

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
 PAR                                                                       Yield on
AMOUNT                                                          MATURITY    Date of    AMORTIZED
 (000)                        Description                         Date     Purchase       Cost
------                        -----------                       --------   --------   -----------
         BONDS/NOTES 6.5%
$247     Montclair NJ, BANs                                     05/25/06    3.750%    $   247,175
 800     Pioneer Valley Trans Auth MA, RANs                     08/03/06    2.020         802,372
                                                                                      -----------
         TOTAL BONDS/NOTES                                                              1,049,547
                                                                                      -----------
         COMMERCIAL PAPER 4.8%
 770     City of Chicago IL Wtr Sys (LOC: BNP Paribas San
         Francisco)                                             05/12/06    3.020         770,000
                                                                                      -----------
         PUT OPTION BOND 5.0%
 800     Plaquemines, LA Port Hbr & Term Dist Port Fac Rev
         Chevron Pipe Line Co                                   09/01/06    3.750         800,000
                                                                                      -----------
         TOTAL INVESTMENTS 98.3% (B)                                                   15,779,547
         OTHER ASSETS IN EXCESS OF LIABILITIES 1.7%                                       273,064
                                                                                      -----------
         NET ASSETS 100.0%                                                            $16,052,611
                                                                                      ===========

Percentages are calculated as a percentage of net assets.

(a) Securities include a put feature allowing the Fund to periodically put the securities back to the issuer at amortized cost on specified dates. The interest rates shown represent the current interest rates earned by the Fund based on the most recent reset dates. The maturity date shown represents the next reset date.

(b) At March 31, 2006, cost is identical for both book and federal income tax purposes.

BANs - Bond Anticipation Notes

FSA  - Financial Security Assurance Inc.

LOC  - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corp.

RANs - Revenue Anticipation Notes
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Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Tax Free Money Fund


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: May 18, 2006


By: /s/ Phillip G. Goff
    ---------------------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: May 18, 2006